J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan International Bond Opportunities ETF

(formerly JPMorgan Global Bond Opportunities ETF)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated September 10, 2020

to the Prospectus and Statement of Additional Information dated July 1, 2020, as supplemented

Effective September 14, 2020, all references to the JPMorgan Global Bond Opportunities ETF in the Prospectus and Statement of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-JPIB-920